Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer L [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	45.09%
Customer M [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	24.89%
Customer N [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	19.82%
Customer O [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	11.72%
Customer H [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		36.88%
Customer I [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		26.51%
Customer J [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		25.61%
Customer K [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		11.00%
Supplier B [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		11.99%
Supplier B [Member] | Accounts Payable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	11.84%	30.30%
Customer [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customer, concentration risk, description	customers accounting for 10% or more	customers accounting for 10% or more	customers accounting for 10% or more
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Supplier, concentration risk, description	suppliers accounting for 10% or more	suppliers accounting for 10% or more	suppliers accounting for 10% or more